THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
DECEMBER 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 97.2%
	Shares	Value
Consumer Discretionary — 10.3%
Boot Barn Holdings *	16,474	$2,501,083
Mister Car Wash *	153,339	1,117,841
Modine Manufacturing *	17,840	2,068,191
Rush Street Interactive *	223,386	3,064,856
Shake Shack, Cl A *	15,645	2,030,721
Sweetgreen, Cl A *	32,758	1,050,221
VF	43,136	925,699
		12,758,612
Consumer Staples — 2.2%
Freshpet *	9,507	1,408,082
Sprouts Farmers Market *	9,892	1,256,976
		2,665,058
Energy — 2.6%
Magnolia Oil & Gas, Cl A	49,767	1,163,552
Northern Oil & Gas	26,276	976,416
Weatherford International	15,882	1,137,628
		3,277,596
Financials — 11.7%
Dynex Capital ‡	50,807	642,709
Evercore, Cl A	11,717	3,247,835
MGIC Investment	78,383	1,858,461
Palomar Holdings *	9,736	1,028,024
Piper Sandler	6,608	1,982,070
Western Alliance Bancorp	32,230	2,692,494
Wintrust Financial	18,974	2,366,247
WisdomTree	70,686	742,203
		14,560,043
Health Care — 18.3%
ADMA Biologics *	29,245	501,552
Arcellx *	9,736	746,654
ARS Pharmaceuticals *	34,825	367,404
Avidity Biosciences *	16,780	487,962
Axogen *	56,022	923,242
Bridgebio Pharma *	12,170	333,945
CorMedix *	19,384	157,010
Crinetics Pharmaceuticals *	24,605	1,258,054
Enliven Therapeutics *	21,408	481,680
GeneDx Holdings, Cl A *	19,717	1,515,449
Glaukos *	6,624	993,202
Harrow *	4,912	164,798
HealthEquity *	13,153	1,262,030

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
DECEMBER 31, 2024 (Unaudited)

COMMON STOCK** — continued
	Shares	Value
Health Care — continued
Insmed *	26,511	$1,830,319
Intra-Cellular Therapies *	27,413	2,289,534
Janux Therapeutics *	10,524	563,455
LeMaitre Vascular	10,635	979,909
Mirum Pharmaceuticals *	21,940	907,219
Nuvalent, Cl A *	8,652	677,278
Praxis Precision Medicines *	1,750	134,680
PROCEPT BioRobotics *	13,982	1,125,831
REVOLUTION Medicines *	17,000	743,580
TG Therapeutics *	16,790	505,379
Vaxcyte *	14,629	1,197,530
Vera Therapeutics, Cl A *	21,350	902,891
Verona Pharma ADR *	22,456	1,042,857
Waystar Holding *	18,568	681,446
		22,774,890
Industrials — 26.5%
AAON	12,916	1,519,955
Aris Water Solutions, Cl A	33,048	791,500
BWX Technologies	46,541	5,184,202
CACI International, Cl A *	2,156	871,153
Clean Harbors *	8,827	2,031,446
Crane	8,142	1,235,549
Embraer ADR *	104,568	3,835,554
Federal Signal	10,108	933,878
FTAI Aviation	20,130	2,899,525
GATX	6,196	960,132
Kornit Digital *	61,800	1,912,710
Loar Holdings *	8,285	612,344
Mueller Water Products, Cl A	55,268	1,243,530
Primoris Services	23,989	1,832,760
REV Group	76,718	2,445,003
SkyWest *	23,295	2,332,528
TFI International	16,628	2,246,277
		32,888,046
Information Technology — 23.4%
Alkami Technology *	40,920	1,500,946
Appfolio, Cl A *	8,661	2,136,842
Astera Labs *	19,246	2,549,133
BILL Holdings *	15,774	1,336,216
Core Scientific *	192,489	2,704,470
Credo Technology Group Holding *	13,520	908,679
Descartes Systems Group *	17,498	1,987,773

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
DECEMBER 31, 2024 (Unaudited)

COMMON STOCK** — continued
	Shares	Value
Information Technology — continued
Elastic *	10,832	$1,073,235
Fabrinet *	5,347	1,175,698
Itron *	16,618	1,804,382
Klaviyo, Cl A *	28,112	1,159,339
Lattice Semiconductor *	11,617	658,103
Mirion Technologies, Cl A *	86,180	1,503,841
Nova *	3,044	599,516
Onto Innovation *	8,550	1,425,028
OSI Systems *	9,599	1,607,161
SentinelOne, Cl A *	22,321	495,526
SPS Commerce *	8,260	1,519,757
Wix.com *	11,965	2,567,091
Workiva, Cl A *	3,352	367,044
		29,079,780
Real Estate — 2.2%
Tanger ‡	80,227	2,738,148

Total Common Stock
(Cost $91,742,836)		120,742,173

EXCHANGE TRADED FUND — 2.6%

iShares Russell 2000 Growth ETF	11,255	3,239,414

Total Exchange-Traded Funds
(Cost $3,294,195)		3,239,414

Total Investments - 99.8%
(Cost $95,037,031)		$123,981,587

Percentages are based on Net Assets of $124,268,523.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange-Traded Fund

NIC-QH-001-1200